SEI Catholic Values Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Catholic Values Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statement of Additional Information dated June 30, 2022 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-200973 and 811-23015), which was filed electronically on June 28, 2022 (Accession No. 0001104659-22-075292).

SEI Catholic Values Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	July 1, 2022